Loan to Director	12 Months Ended
Dec. 31, 2020
Disclosure of loans and advances to customers [text block] [Abstract]
LOAN TO DIRECTOR
8.	LOAN TO DIRECTOR

The loan to our director and Chief Executive Officer was advanced on April 1, 2019 in the amount of $200,000 with a 5 year term. Interest on the loan accrued and was payable at the rate of 7%. As of January 1, 2020, the rate on the loan was increased to 12%. Subsequent to the year end, on May 23,2021, this loan was repaid to the Company in full including principal and interest.